Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ (5.3)	$ 6.4
Change in value on currency instruments	12.1	(15.5)
Deferred income tax related to hedging instrument	(2.7)	3.9
Balance, end of period	(2.9)	(5.3)
CAD Currency Instruments
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Change in value on currency instruments	2.2	0.8
MXN Currency Instruments
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Change in value on currency instruments	$ (3.4)	$ (0.9)